Provisions (Tables)	12 Months Ended
Dec. 31, 2024
PROVISIONS
Summary of Breakdown of Provisions

	Current		Non-current
	12-31-2024	12-31-2023	12-31-2024	12-31-2023
Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Provision for legal proceedings (1)	1,819,244	1,146,184	39,307,984	10,471,912
Decommissioning or restoration (2)	27,982,094	19,604,923	175,122,600	199,692,340
Other provisions (3)	21,550,457	4,401,603	836,117	1,436,434
Total	51,351,795	25,152,710	215,266,701	211,600,686
(1)	The main contingencies are disclosed in Note 36.3.
(2)	See Note 3.a.
(3)	The increase in 2024 primarily refers to the recognition of provisions in Enel Distribución Chile and Enel Colina related to agreements with SERNAC for the extraordinary compensation mechanism for customers affected by the prolonged supply outages that occurred during the extraordinary climatic events that occurred during the months of May and August 2024.

Summary of Changes in Provisions

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2024	11,618,096	219,297,263	5,838,037	236,753,396
Increase (decrease) in existing provisions (1)	38,117,388	(8,087,974)	17,535,106	47,564,520
Provisions used (2)	(1,174,206)	(23,097,865)	—	(24,272,071)
Reversal of unused provision	(7,954,964)	—	(867,340)	(8,822,304)
Increase from adjustment to time value of money (3)	—	10,877,229	—	10,877,229
Foreign currency translation differences	520,914	4,116,041	(119,229)	4,517,726
Total movements in provisions	29,509,132	(16,192,569)	16,548,537	29,865,100
Balance as of December 31, 2024	41,127,228	203,104,694	22,386,574	266,618,496

	Legal Proceedings	Decommissioning or Restoration	Environmental Issues and Other Provisions	Total
Movements in Provisions	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	17,104,559	192,011,837	3,255,853	212,372,249
Increase (decrease) in existing provisions (4)	998,509	35,791,283	3,789,060	40,578,852
Provisions used (3)	(5,369,356)	(19,730,606)	(63,265)	(25,163,227)
Reversal of unused provision	(1,110,322)	—	(1,298,849)	(2,409,171)
Increase from adjustment to time value of money (3)	—	12,737,015	—	12,737,015
Foreign currency translation differences	(5,294)	748,914	155,238	898,858
Decreases due to classification as held for sale (5)	—	(2,261,180)	—	(2,261,180)
Total movements in provisions	(5,486,463)	27,285,426	2,582,184	24,381,147
Balance as of December 31, 2023	11,618,096	219,297,263	5,838,037	236,753,396
(1)	The increase in legal claims during the year 2024 is mainly explained by expenses recorded in the Distribution Segment, which include, among others, fines issued by the SEF (see Note 41.iii) during the period. Regarding decommissioning or restoration provisions, the decrease in 2024 is primarily explained by the increase in interest rates observed during the period. Finally, the increase in other provisions is primarily due to the recognition of provisions related to the extraordinary compensation mechanism for customers affected by the prolonged supply outages that occurred during the extraordinary and unforeseen events of August 1 and 2, 2024, which our subsidiaries Enel Distribución Chile and Enel Colina agreed upon with SERNAC (see Note 41.vi).
(2)	Corresponds to the use of the provision in the dismantling processes of the Bocamina and Tarapacá power plants.
(3)	Corresponding to financial update, see Note 34.
(4)	The increase in the provision for dismantling or restoration during the year ended December 31, 2023 is primarily explained by an increase related to the Los Cóndores Power Plant of ThCh$19,053,494. The construction phase of the main elements of the civil works is practically finished, and the effect on the valuation of all obligations that originated from the drop in interest rates during the year. This was offset by expenditure made during 2023, which reduce the balance of the provision and related to the dismantling processes of the Bocamina complex and the Tarapacá Power Plant.
(5)	See Note 5.